UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2015

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Certificates of Deposit - 18.7%
Major Banks - 16.6%
Bank of Montreal/Chicago Branch, 0.14%, due 12/18/15	$28,363,000	$28,363,000
Bank of Montreal/Chicago Branch, 0.27%, due 12/21/15	91,726,000	91,726,000
Bank of Montreal/Chicago Branch, 0.31%, due 1/21/16	103,165,000	103,165,000
Bank of Nova Scotia/Houston Branch, 0.43%, due 4/04/16	30,000,000	30,000,000
Canadian Imperial Bank of Commerce/New York Branch, 0.15%, due 1/22/16	70,000,000	70,000,000
Canadian Imperial Bank of Commerce/New York Branch, 0.23%, due 1/25/16	104,275,000	104,275,000
National Australia Funding, Inc., 0.23%, due 1/19/16	47,415,000	47,415,000
National Australia Funding, Inc., 0.24%, due 1/21/16	148,850,000	148,850,000
Royal Bank of Canada/New York Branch, 0.265%, due 2/22/16	113,200,000	113,200,000
Toronto Dominion Holdings (USA), Inc., 0.27%, due 2/19/16	65,000,000	65,000,000
Toronto Dominion Holdings (USA), Inc., 0.26%, due 2/23/16	50,000,000	50,000,000
Toronto Dominion Holdings (USA), Inc., 0.24%, due 3/21/16	9,625,000	9,625,000

		$861,619,000
Other Banks & Diversified Financials - 2.1%
Mizuho Corporate Bank (USA)/New York Branch, 0.29%, due 1/05/16	$10,000,000	$10,000,000
Mizuho Corporate Bank (USA)/New York Branch, 0.29%, due 1/19/16	100,000,000	100,000,000

		$110,000,000
Total Certificates of Deposit, at Cost and Value		$971,619,000

Commercial Paper (y) - 41.6%
Automotive - 5.9%
American Honda Finance Corp., 0.13%, due 12/04/15	$30,000,000	$29,999,675
American Honda Finance Corp., 0.2%, due 1/08/16	17,000,000	16,996,411
American Honda Finance Corp., 0.19%, due 1/13/16	20,000,000	19,995,461
American Honda Finance Corp., 0.2%, due 1/13/16	30,000,000	29,992,833
American Honda Finance Corp., 0.2%, due 1/22/16	10,500,000	10,496,967
Toyota Motor Credit Corp., 0.2%, due 1/05/16	10,000,000	9,998,056
Toyota Motor Credit Corp., 0.23%, due 1/20/16	88,965,000	88,936,581
Toyota Motor Credit Corp., 0.25%, due 2/01/16	100,000,000	99,956,944

		$306,372,928
Computer Software - 2.8%
Microsoft Corp., 0.09%, due 12/02/15 (t)	$94,379,000	$94,378,764
Microsoft Corp., 0.14%, due 12/16/15 (t)	48,645,000	48,642,162

		$143,020,926
Computer Software - Systems - 5.6%
Apple, Inc., 0.14%, due 1/06/16	$84,850,000	$84,838,121
International Business Machines Corp., 0.14%, due 12/21/15 (t)	11,500,000	11,499,106
International Business Machines Corp., 0.17%, due 12/21/15 (t)	66,000,000	65,993,767
International Business Machines Corp., 0.17%, due 12/28/15 (t)	50,000,000	49,993,625
International Business Machines Corp., 0.17%, due 12/29/15 (t)	80,000,000	79,989,422

		$292,314,041
Conglomerates - 3.3%
Siemens Capital Corp., 0.1%, due 12/10/15 (t)	$168,700,000	$168,695,783

Consumer Products - 8.6%
Colgate-Palmolive Co., 0.06%, due 12/01/15 (t)	$50,000,000	$50,000,000
Colgate-Palmolive Co., 0.08%, due 12/15/15 (t)	173,415,000	173,409,605
Procter & Gamble Co., 0.1%, due 12/01/15 (t)	125,000,000	125,000,000

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Commercial Paper (y) - continued
Consumer Products - continued
Procter & Gamble Co., 0.1%, due 12/10/15 (t)	$97,270,000	$97,267,568
Procter & Gamble Co., 0.09%, due 12/14/15 (t)	1,100,000	1,099,964

		$446,777,137
Electrical Equipment - 0.5%
General Electric Co., 0.09%, due 12/09/15	$26,920,000	$26,919,462

Electronics - 0.5%
Emerson Electric Co. ., 0.2%, due 1/26/16 (t)	$28,400,000	$28,391,165

Food & Beverages - 4.2%
Coca-Cola Co., 0.15%, due 1/08/16 (t)	$60,422,000	$60,412,433
Coca-Cola Co., 0.391%, due 1/11/16 (t)	15,000,000	14,993,338
Coca-Cola Co., 0.16%, due 1/15/16 (t)	23,800,000	23,795,240
Coca-Cola Co., 0.23%, due 2/24/16 (t)	50,000,000	49,972,847
Nestle Capital Corp., 0.09%, due 12/07/15 (t)	40,000,000	39,999,400
Nestle Capital Corp., 0.08%, due 12/08/15 (t)	30,000,000	29,999,533

		$219,172,791
Major Banks - 1.3%
ANZ National (International) Ltd., 0.28%, due 2/03/16 (t)	$59,900,000	$59,870,183
Westpac Banking Corp., 0.311%, due 12/03/15 (t)	5,380,000	5,379,907

		$65,250,090
Oils - 4.0%
Exxon Mobil Corp., 0.12%, due 12/02/15	$36,100,000	$36,099,880
Exxon Mobil Corp., 0.07%, due 12/04/15	10,000,000	9,999,942
Exxon Mobil Corp., 0.09%, due 12/07/15	90,572,000	90,570,641
Exxon Mobil Corp., 0.1%, due 12/15/15	71,740,000	71,737,210

		$208,407,673
Pharmaceuticals - 2.6%
Johnson & Johnson, 0.07%, due 12/03/15 (t)	$26,181,000	$26,180,898
Johnson & Johnson, 0.09%, due 12/17/15 (t)	110,115,000	110,110,595

		$136,291,493
Retailers - 2.3%
Wal-Mart Stores, Inc., 0.1%, due 12/11/15 (t)	$43,300,000	$43,298,797
Wal-Mart Stores, Inc., 0.11%, due 12/15/15 (t)	74,619,000	74,615,808

		$117,914,605
Total Commercial Paper, at Amortized Cost and Value		$2,159,528,094

U.S. Government Agencies and Equivalents (y) - 39.2%
Federal Home Loan Bank, 0.06%, due 12/03/15	$22,051,000	$22,050,927
Federal Home Loan Bank, 0.07%, due 12/03/15	56,023,000	56,022,782
Federal Home Loan Bank, 0.05%, due 12/04/15	14,330,000	14,329,940
Federal Home Loan Bank, 0.12%, due 12/04/15	9,276,000	9,275,907
Federal Home Loan Bank, 0.04%, due 12/08/15	4,198,000	4,197,967
Federal Home Loan Bank, 0.05%, due 12/14/15	50,000,000	49,999,097
Federal Home Loan Bank, 0.08%, due 12/15/15	11,590,000	11,589,639
Federal Home Loan Bank, 0.15%, due 1/04/16	77,400,000	77,389,035
Federal Home Loan Bank, 0.095%, due 1/05/16	79,440,000	79,432,663
Federal Home Loan Bank, 0.1%, due 1/06/16	3,710,000	3,709,629
Federal Home Loan Bank, 0.1%, due 1/07/16	23,000,000	22,997,636
Federal Home Loan Bank, 0.095%, due 1/08/16	19,400,000	19,398,055

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - continued
Federal Home Loan Bank, 0.106%, due 1/08/16	$121,825,000	$121,811,369
Federal Home Loan Bank, 0.1%, due 1/11/16	100,000,000	99,988,611
Federal Home Loan Bank, 0.11%, due 1/13/16	21,825,000	21,822,132
Federal Home Loan Bank, 0.124%, due 1/13/16	100,836,000	100,821,065
Federal Home Loan Bank, 0.105%, due 1/15/16	47,000,000	46,993,831
Federal Home Loan Bank, 0.118%, due 1/20/16	55,990,000	55,980,824
Federal Home Loan Bank, 0.189%, due 1/22/16	66,466,000	66,447,855
Federal Home Loan Bank, 0.18%, due 1/26/16	251,000	250,930
Federal Home Loan Bank, 0.195%, due 2/05/16	11,640,000	11,635,839
U.S. Treasury Bill, 0.04%, due 12/03/15	80,000,000	79,999,822
U.S. Treasury Bill, 0.055%, due 12/03/15	100,000,000	99,999,695
U.S. Treasury Bill, 0.065%, due 12/03/15	100,000,000	99,999,639
U.S. Treasury Bill, 0.105%, due 12/17/15	100,000,000	99,995,333
U.S. Treasury Bill, 0.001%, due 12/24/15	34,300,000	34,299,978
U.S. Treasury Bill, 0.276%, due 1/07/16	155,005,000	154,961,190
U.S. Treasury Bill, 0.001%, due 1/14/16	60,300,000	60,299,926
U.S. Treasury Bill, 0.071%, due 1/14/16	81,200,000	81,192,954
U.S. Treasury Bill, 0.001%, due 1/21/16	60,000,000	59,999,915
U.S. Treasury Bill, 0.105%, due 2/04/16	92,000,000	91,982,558
U.S. Treasury Bill, 0.125%, due 2/11/16	100,000,000	99,975,000
U.S. Treasury Bill, 0.01%, due 3/03/16	50,000,000	49,998,708
U.S. Treasury Bill, 0.045%, due 3/31/16	50,000,000	49,992,438
U.S. Treasury Bill, 0.105%, due 3/31/16	78,200,000	78,172,402
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$2,037,015,291

Repurchase Agreements - 0.5%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.10%, dated 11/30/15, due 12/01/15, total to be received $28,377,078 (secured by U.S. Treasury obligations valued at $28,944,631 in an individually traded account), at Cost and Value	$28,377,000	$28,377,000
Total Investments, at Amortized Cost and Value		$5,196,539,385

Other Assets, Less Liabilities - (0.0)%		(457,311)
Net Assets - 100.0%		$5,196,082,074

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $5,196,539,385.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$5,196,539,385	$—	$5,196,539,385

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2016

*	Print name and title of each signing officer under his or her signature.